Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of Amount Charged by Related Parties

The amount charged by related parties are as follows:

	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Accounting fees	$11,826	$7,091
Secretary fees	$1,308	$182
Payroll charges	$1,774	$886
Management fees	$40,611	$29,499
Trainer fees - See Kok Chong	$18,354	$-
Director fees - See Kok Chong	$21,287	$14,182
Incorporation fees	$-	$5,490
Professional fees	$1,600	$42,200
Licence fees	$2,200	$2,200
Listing expenses	$-	$30,000
	$98,960	$131,730

The amounts charged by related parties are as follows:

	April 1,2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Accounting fees	$7,091	$-
Secretary fees	$182	$-
Payroll charges	$886	$-
Management fees	$29,499	$-
Trainer fees - See Kok Chong	$-	$-
Director fees - See Kok Chong	$14,182	$-
Incorporation fees	$5,490	$-
Professional fees	$42,200	$-
License fees	$2,200	$-
Listing expenses	$30,000	$-
	$131,730	$-

Schedule of Amount Owing To Related Parties	The amount owing to related parties are as follows:
	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Trade Creditor - Amount owing to See Kok Chong	$9,981	$-
	$9,981	$-

Schedule of Due From Related Parties

The amount due from related parties are as follows:

	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Masteryasia (M) Sdn Bhd	$205,481	$109,312
Quest Consulting Ltd	$4,735	$2,187
Castlefield Realty International Holdings Sdn Bhd	$48,820	$4,522
	$259,036	$116,021

The amounts due from/(to) related parties are as follows:

	As of March 31, 2017	As of March 31, 2016
Masteryasia (M) Sdn Bhd	$109,312	$-
Quest Consulting Ltd	$2,187	$-
Castlefield Realty International Holdings Sdn Bhd	$4,522	$-
	$116,021	$-